UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Tax-Managed Emerging Markets Fund

Class I EITEX

Annual Shareholder Report June 30, 2025

This annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Underweight exposure to China as the greater Chinese market was boosted by news of fresh monetary stimulus measures from the PBOC

↓ Overweight exposure to Turkey as most of the weakness for US-based investors stemmed from currency losses against the dollar

↓ Sector weighting in Taiwan due to an overweight in the materials sector, which underperformed

↑ Underweight exposure to India as Indian stocks were held back by weaker economic growth projections

↑ Underweight exposure to Korea as aggregate results for the country were negatively impacted by political turmoil

↑ Overweight exposure to Poland as a rally in the financials sector following comments from the central bank, helped boost headline results for the country

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
6/15	$1,000,000	$1,000,000
7/15	$952,412	$930,681
8/15	$879,083	$846,504
9/15	$849,448	$821,038
10/15	$890,980	$879,606
11/15	$858,317	$845,294
12/15	$839,185	$826,451
1/16	$804,072	$772,836
2/16	$810,476	$771,571
3/16	$903,670	$873,672
4/16	$923,766	$878,420
5/16	$883,353	$845,653
6/16	$913,607	$879,451
7/16	$952,917	$923,707
8/16	$954,904	$946,663
9/16	$963,517	$958,836
10/16	$964,621	$961,122
11/16	$923,987	$916,881
12/16	$940,698	$918,905
1/17	$987,632	$969,190
2/17	$1,009,864	$998,859
3/17	$1,032,769	$1,024,074
4/17	$1,051,184	$1,046,494
5/17	$1,069,149	$1,077,433
6/17	$1,072,068	$1,088,279
7/17	$1,124,616	$1,153,151
8/17	$1,151,115	$1,178,872
9/17	$1,142,581	$1,174,185
10/17	$1,150,890	$1,215,347
11/17	$1,147,971	$1,217,787
12/17	$1,195,549	$1,261,502
1/18	$1,279,917	$1,366,643
2/18	$1,232,589	$1,303,614
3/18	$1,220,700	$1,279,375
4/18	$1,207,667	$1,273,715
5/18	$1,147,078	$1,228,582
6/18	$1,110,953	$1,177,538
7/18	$1,145,020	$1,203,406
8/18	$1,101,351	$1,170,867
9/18	$1,102,036	$1,164,652
10/18	$1,035,503	$1,063,231
11/18	$1,059,738	$1,107,047
12/18	$1,037,779	$1,077,720
1/19	$1,117,051	$1,172,082
2/19	$1,111,439	$1,174,717
3/19	$1,111,673	$1,184,577
4/19	$1,125,002	$1,209,514
5/19	$1,081,274	$1,121,750
6/19	$1,134,589	$1,191,760
7/19	$1,117,051	$1,177,187
8/19	$1,071,920	$1,119,791
9/19	$1,082,677	$1,141,168
10/19	$1,112,374	$1,189,287
11/19	$1,107,464	$1,187,651
12/19	$1,167,545	$1,276,256
1/20	$1,116,428	$1,216,764
2/20	$1,033,872	$1,152,600
3/20	$816,682	$975,073
4/20	$892,998	$1,064,364
5/20	$925,157	$1,072,540
6/20	$968,835	$1,151,381
7/20	$1,017,792	$1,254,270
8/20	$1,040,351	$1,281,995
9/20	$1,015,393	$1,261,433
10/20	$1,008,433	$1,287,422
11/20	$1,129,867	$1,406,493
12/20	$1,219,629	$1,509,889
1/21	$1,220,851	$1,556,179
2/21	$1,238,442	$1,568,082
3/21	$1,242,351	$1,544,399
4/21	$1,274,845	$1,582,852
5/21	$1,324,685	$1,619,558
6/21	$1,335,924	$1,622,350
7/21	$1,292,436	$1,513,168
8/21	$1,336,657	$1,552,776
9/21	$1,300,987	$1,491,067
10/21	$1,305,384	$1,505,773
11/21	$1,238,442	$1,444,408
12/21	$1,275,834	$1,471,510
1/22	$1,273,957	$1,443,656
2/22	$1,232,931	$1,400,505
3/22	$1,226,496	$1,368,874
4/22	$1,168,844	$1,292,728
5/22	$1,168,576	$1,298,420
6/22	$1,087,060	$1,212,140
7/22	$1,101,808	$1,209,163
8/22	$1,102,076	$1,214,211
9/22	$1,006,080	$1,071,866
10/22	$1,021,633	$1,038,586
11/22	$1,130,232	$1,192,627
12/22	$1,119,686	$1,175,864
1/23	$1,185,376	$1,268,712
2/23	$1,132,706	$1,186,446
3/23	$1,156,082	$1,222,380
4/23	$1,164,959	$1,208,527
5/23	$1,139,216	$1,188,228
6/23	$1,182,417	$1,233,345
7/23	$1,251,066	$1,310,122
8/23	$1,197,212	$1,229,419
9/23	$1,164,663	$1,197,267
10/23	$1,118,799	$1,150,747
11/23	$1,193,662	$1,242,841
12/23	$1,238,937	$1,291,429
1/24	$1,198,527	$1,231,464
2/24	$1,236,744	$1,290,047
3/24	$1,261,492	$1,322,014
4/24	$1,260,239	$1,327,929
5/24	$1,285,926	$1,335,430
6/24	$1,290,625	$1,388,104
7/24	$1,306,601	$1,392,235
8/24	$1,325,396	$1,414,713
9/24	$1,379,903	$1,509,181
10/24	$1,331,035	$1,442,062
11/24	$1,308,480	$1,390,249
12/24	$1,299,934	$1,388,340
1/25	$1,320,246	$1,413,150
2/25	$1,320,573	$1,419,996
3/25	$1,336,954	$1,428,985
4/25	$1,364,145	$1,447,763
5/25	$1,410,665	$1,509,528
6/25	$1,474,220	$1,600,292

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	14.23%	8.75%	3.95%
MSCI Emerging Markets Index (net of foreign withholding taxes)	15.29%	6.80%	4.81%
Footnote	Description
Footnote[1]	Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$527,165,081
# of Portfolio Holdings	1,438
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,240,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	0.7%
Africa	9.3%
Middle East	10.7%
Emerging Europe	13.3%
Latin America	15.9%
Asia	49.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.1%
Delta Electronics (Thailand) PCL	1.0%
Naspers Ltd., Class N	1.0%
America Movil SAB de CV, Series B	0.7%
Samsung Electronics Co. Ltd.	0.7%
Xiaomi Corp., Class B	0.6%
Bharti Airtel Ltd.	0.6%
MTN Group Ltd.	0.6%
Reliance Industries Ltd.	0.6%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report June 30, 2025

EITEX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated the former and current Chairpersons of the Audit Committee, George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2024 and June 30, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	06/30/24	06/30/25
Audit Fees	$80,600	$80,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$80,600	$80,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/23	6/30/24	10/31/24	6/30/25
Audit Fees	$98,600	$80,600	$96,200	$80,600
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0
All Other Fees(3)	$833	$0	$0	$0

Total	$99,433	$80,600	$96,200	$80,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Fund.

Fiscal Years Ended	10/31/23	6/30/24	10/31/24	6/30/25
Registrant(1)	$833	$0	$0	$0
Eaton Vance(2)	$0	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Tax-Managed Emerging
Markets Fund
Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information June 30, 2025
Parametric
Tax-Managed Emerging Markets Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments

Common Stocks — 99.7%
Security	Shares	Value
Argentina — 1.0%
Banco BBVA Argentina SA ADR(1)	11,711	$ 192,763
Banco Macro SA ADR(1)	1,900	133,399
Central Puerto SA ADR(1)	18,400	214,912
CRESUD SA ADR(1)	6,765	72,791
IRSA Inversiones y Representaciones SA ADR	16,761	233,481
Loma Negra Cia Industrial Argentina SA ADR(1)	13,400	146,998
MercadoLibre, Inc.(1)	940	2,456,812
Pampa Energia SA ADR(1)	6,575	456,174
Telecom Argentina SA ADR(1)	17,600	155,408
Transportadora de Gas del Sur SA, Class B ADR(1)	16,270	421,393
YPF SA ADR(1)(2)	29,664	932,933
		$ 5,417,064
Bahrain — 0.5%
Al Salam Bank BSC	3,824,079	$ 2,269,106
GFH Financial Group BSC	956,057	322,705
		$ 2,591,811
Bangladesh — 0.6%
Al-Arafah Islami Bank PLC(1)	356,656	$ 49,654
Bangladesh Export Import Co. Ltd.(1)(3)	260,017	167,765
Beximco Pharmaceuticals Ltd.	241,766	169,600
BRAC Bank PLC	464,740	191,734
British American Tobacco Bangladesh Co. Ltd.	85,478	195,130
City Bank PLC	538,525	86,372
Eastern Bank PLC	339,385	63,243
GrameenPhone Ltd.	97,958	242,054
Jamuna Oil Co. Ltd.	50,340	74,729
Khan Brothers PP Woven Bag Industries Ltd.	156,154	140,990
LafargeHolcim Bangladesh PLC	246,241	95,181
LankaBangla Finance PLC	629,970	73,360
Meghna Petroleum Ltd.	38,062	63,512
Olympic Industries Ltd.	50,610	63,240
Padma Oil PLC	25,811	38,424
Pubali Bank PLC	506,234	104,649
Robi Axiata PLC	456,067	92,090
Social Islami Bank PLC(1)	1,537,392	91,533
Square Pharmaceuticals PLC	533,712	907,008
Summit Power Ltd.	372,759	42,844
Unique Hotel & Resorts PLC	194,668	55,312
United Commercial Bank PLC(1)	1,306,891	105,252
Uttara Bank PLC	516,701	89,131
		$ 3,202,807
Security	Shares	Value
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 497,164
Letshego Africa Holdings Ltd.(1)	2,688,951	212,461
Sechaba Breweries Holdings Ltd.	731,999	1,915,924
		$ 2,625,549
Brazil — 5.6%
Adecoagro SA(2)	5,342	$ 48,826
Allos SA	33,689	140,880
AMBEV SA	504,825	1,237,649
Arcos Dorados Holdings, Inc., Class A	25,165	198,552
Azzas 2154 SA	45,866	363,004
B3 SA - Brasil Bolsa Balcao	107,755	289,166
Banco Bradesco SA, PFC Shares	112,930	349,821
Banco BTG Pactual SA	19,700	153,195
Banco do Brasil SA	55,200	224,433
BB Seguridade Participacoes SA	13,800	90,932
BRF SA	83,000	307,673
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	537,569
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	1,074,289
Cia Energetica de Minas Gerais, PFC Shares	149,760	297,695
Cia Siderurgica Nacional SA ADR(2)	51,900	72,660
Cogna Educacao SA	419,300	216,862
Construtora Tenda SA	23,300	104,640
Cosan SA(1)	75,536	95,374
Cury Construtora e Incorporadora SA	51,000	277,101
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	310,922
Direcional Engenharia SA	19,100	143,502
Embraer SA	54,100	766,826
Energisa SA	12,000	106,724
Eneva SA(1)	96,900	243,449
Engie Brasil Energia SA	12,825	107,192
Equatorial Energia SA	54,600	361,380
Fleury SA	139,995	335,487
Gerdau SA, PFC Shares	118,520	349,031
GPS Participacoes e Empreendimentos SA(4)	35,800	104,176
Grendene SA	79,100	80,074
Grupo Mateus SA	59,000	88,721
Hapvida Participacoes e Investimentos SA(1)(4)	60,837	412,628
Hypera SA	51,500	257,732
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	34,500	101,282
Isa Energia Brasil SA, PFC Shares	19,852	84,697
Itau Unibanco Holding SA, PFC Shares	85,682	582,715
Itausa SA, PFC Shares	102,576	206,734
JBS NV BDR(1)	39,501	568,621

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
JHSF Participacoes SA	167,870	$ 164,684
Klabin SA, PFC Shares	258,500	174,138
Localiza Rent a Car SA	68,732	512,603
Lojas Renner SA	290,040	1,050,595
Magazine Luiza SA	82,400	149,388
Marcopolo SA, PFC Shares	60,600	88,785
Marfrig Global Foods SA	42,100	177,448
Metalurgica Gerdau SA, PFC Shares	56,400	92,701
Motiva Infraestrutura de Mobilidade SA	119,400	303,055
MRV Engenharia e Participacoes SA(1)	179,000	209,867
Multiplan Empreendimentos Imobiliarios SA	27,000	135,221
Natura & Co. Holding SA(1)	55,700	113,284
NU Holdings Ltd., Class A(1)	46,800	642,096
Odontoprev SA	89,700	193,496
Oncoclinicas do Brasil Servicos Medicos SA(1)	127,700	120,576
Pet Center Comercio e Participacoes SA	86,100	61,963
Petroleo Brasileiro SA, PFC Shares	394,891	2,280,775
Prio SA(1)	29,300	228,658
Raia Drogasil SA	165,652	461,000
Raizen SA, PFC Shares	528,400	160,472
Rede D'Or Sao Luiz SA(4)	257,800	1,680,675
Rumo SA	122,099	416,428
Santos Brasil Participacoes SA	39,500	100,548
Sendas Distribuidora SA	157,100	325,587
Sitios Latinoamerica SAB de CV(1)(2)	4	1
SLC Agricola SA	44,700	147,023
Smartfit Escola de Ginastica e Danca SA	59,800	273,404
StoneCo Ltd., Class A(1)	7,900	126,716
Suzano SA	51,041	481,090
Telefonica Brasil SA	198,560	1,128,917
TIM SA	195,075	791,703
TOTVS SA	125,300	973,461
Transmissora Alianca de Energia Eletrica SA	40,076	257,653
Ultrapar Participacoes SA	73,348	236,794
Vale SA	162,618	1,575,866
Vibra Energia SA	271,264	1,081,441
Vivara Participacoes SA	53,500	266,166
VTEX, Class A(1)	15,900	104,940
WEG SA	119,728	942,733
YDUQS Participacoes SA	58,400	177,250
		$ 29,701,415
Bulgaria — 0.3%
Bulgartabac Holding AD(1)	3,450	$ 6,857
Security	Shares	Value
Bulgaria (continued)
Industrial Holding Bulgaria PLC(1)	443,968	$ 425,648
Sopharma AD	246,595	1,069,394
		$ 1,501,899
Chile — 2.4%
Aguas Andinas SA, Class A, Series A	522,654	$ 190,745
Banco de Chile	6,307,082	953,890
Banco de Credito e Inversiones SA	9,960	420,584
Banco Santander Chile ADR(2)	23,249	586,340
CAP SA(1)	14,684	75,633
Cencosud SA	359,193	1,222,210
Cencosud Shopping SA	182,938	373,328
Cia Cervecerias Unidas SA ADR(2)	23,700	306,204
Cia Sud Americana de Vapores SA	10,549,689	539,247
Colbun SA	1,586,584	255,267
Embotelladora Andina SA, Class B, Series B ADR	23,172	564,006
Empresa Nacional de Telecomunicaciones SA	95,553	307,759
Empresas CMPC SA	283,375	433,142
Empresas COPEC SA	104,873	714,144
Enel Americas SA	5,220,130	508,495
Enel Chile SA	6,569,086	486,393
Engie Energia Chile SA	118,694	165,627
Falabella SA	276,610	1,469,711
Inversiones Aguas Metropolitanas SA	149,380	137,254
Parque Arauco SA	182,081	384,048
Plaza SA	94,688	211,284
Quinenco SA	108,178	423,829
Ripley Corp. SA	1,148,747	533,310
Sociedad Quimica y Minera de Chile SA ADR(1)(2)	29,600	1,043,992
SONDA SA	236,334	89,805
Vina Concha y Toro SA	162,058	188,581
		$ 12,584,828
China — 14.3%
AAC Technologies Holdings, Inc.	70,500	$ 366,801
Agricultural Bank of China Ltd., Class H	323,000	230,821
Air China Ltd., Class H(1)	366,000	278,540
Akeso, Inc.(1)(2)(4)	38,000	447,188
Alibaba Group Holding Ltd. ADR	10,354	1,174,247
Alibaba Health Information Technology Ltd.(1)(2)	550,000	333,805
Aluminum Corp. of China Ltd., Class H	534,000	361,034
Anhui Conch Cement Co. Ltd., Class H	186,000	473,837
ANTA Sports Products Ltd.	47,143	570,420
Baidu, Inc. ADR(1)	5,200	445,952
Bank of China Ltd., Class H	844,275	491,505
Bank of Communications Co. Ltd., Class H	369,000	343,852

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	104,100	$ 95,748
Beijing Enterprises Holdings Ltd.	95,500	393,768
Beijing Enterprises Water Group Ltd.	806,000	243,414
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	42,007
Beijing-Shanghai High Speed Railway Co. Ltd., Class A(1)	234,800	188,539
BeOne Medicines Ltd. ADR(1)	4,425	1,071,160
BOE Technology Group Co. Ltd., Class A	353,900	197,151
BYD Co. Ltd., Class H(2)	41,016	638,620
BYD Electronic International Co. Ltd.	92,500	376,496
CGN Power Co. Ltd., Class H(4)	1,143,000	389,670
Changchun High-Tech Industry Group Co. Ltd., Class A(1)	11,600	160,663
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	232,857
China CITIC Bank Corp. Ltd., Class H	153,000	145,867
China Conch Venture Holdings Ltd.	132,000	152,495
China Construction Bank Corp., Class H	722,745	731,379
China Everbright Environment Group Ltd.	262,148	127,690
China Feihe Ltd.(4)	314,000	229,045
China Gas Holdings Ltd.	340,800	318,747
China Hongqiao Group Ltd.(2)	202,500	466,277
China International Marine Containers Group Co. Ltd., Class H	105,261	83,349
China Life Insurance Co. Ltd., Class H	106,000	255,774
China Mengniu Dairy Co. Ltd.	163,000	335,979
China Merchants Bank Co. Ltd., Class H	56,000	392,838
China Merchants Port Holdings Co. Ltd.	84,000	153,111
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China Nonferrous Mining Corp. Ltd.	118,000	110,160
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	268,412
China Oilfield Services Ltd., Class H	266,000	218,527
China Overseas Land & Investment Ltd.	346,360	603,773
China Petroleum & Chemical Corp., Class H	3,344,200	1,754,429
China Power International Development Ltd.(2)	694,000	264,510
China Railway Group Ltd., Class H	400,000	192,031
China Resources Beer Holdings Co. Ltd.	112,000	358,263
China Resources Gas Group Ltd.	79,400	203,262
China Resources Land Ltd.	262,611	894,134
China Resources Pharmaceutical Group Ltd.(4)	221,500	144,601
China Resources Power Holdings Co. Ltd.(2)	272,000	657,213
China Shenhua Energy Co. Ltd., Class H(2)	431,574	1,677,058
China Southern Airlines Co. Ltd., Class H(1)	562,500	288,752
China State Construction International Holdings Ltd.	180,000	271,676
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	94,312
China Vanke Co. Ltd., Class H(1)	452,317	282,171
China Yangtze Power Co. Ltd., Class A	196,200	825,336
Chinasoft International Ltd.	272,000	173,561
Security	Shares	Value
China (continued)
CITIC Ltd.	415,000	$ 571,398
CITIC Securities Co. Ltd., Class H	43,500	131,944
CMOC Group Ltd., Class H	1,020,000	1,040,985
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	274,034
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	350,294	609,833
Country Garden Services Holdings Co. Ltd.	153,425	128,589
CRRC Corp. Ltd., Class H	327,000	197,607
CSPC Pharmaceutical Group Ltd.	924,560	909,454
Daqo New Energy Corp. ADR(1)(2)	5,500	83,435
Dongyue Group Ltd.(2)	189,000	252,592
East Money Information Co. Ltd., Class A	35,789	115,643
ESR Group Ltd.(1)(4)	328,000	543,188
Fufeng Group Ltd.	162,000	142,376
Full Truck Alliance Co. Ltd. ADR	36,500	431,065
Ganfeng Lithium Group Co. Ltd., Class A	23,100	108,917
Ganfeng Lithium Group Co. Ltd., Class H(2)(4)	72,000	209,800
GCL Technology Holdings Ltd.(1)(2)	568,000	72,549
GDS Holdings Ltd., Class A(1)	34,300	130,849
GEM Co. Ltd., Class A	124,200	110,117
Giant Biogene Holding Co. Ltd.(4)	29,200	215,478
GoerTek, Inc., Class A	14,500	47,242
Great Wall Motor Co. Ltd., Class H(1)	154,259	238,185
Guangdong Investment Ltd.	294,829	247,047
Guanghui Energy Co. Ltd., Class A(1)	306,545	257,632
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	46,000	102,046
Haier Smart Home Co. Ltd., Class A	85,729	296,660
Hansoh Pharmaceutical Group Co. Ltd.(4)	176,000	668,854
Hengan International Group Co. Ltd.	39,500	113,689
Hua Hong Semiconductor Ltd.(1)(2)(4)	66,000	293,245
Huadian Power International Corp. Ltd., Class H	448,000	237,861
Huadong Medicine Co. Ltd., Class A	30,560	172,170
Hualan Biological Engineering, Inc., Class A	59,670	130,530
Huaneng Power International, Inc., Class H	764,000	492,764
Huayu Automotive Systems Co. Ltd., Class A	82,100	202,166
Hundsun Technologies, Inc., Class A	23,173	108,559
Iflytek Co. Ltd., Class A	37,950	253,708
Industrial & Commercial Bank of China Ltd., Class H	619,000	491,520
Industrial Bank Co. Ltd., Class A	17,782	57,939
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	133,541
Innovent Biologics, Inc.(1)(2)(4)	90,000	902,221
J&T Global Express Ltd.(1)	194,600	168,529
JD Health International, Inc.(1)(4)	63,250	348,370
JD Logistics, Inc.(1)(4)	77,200	129,786
JD.com, Inc., Class A	38,150	623,077
Jiangsu Expressway Co. Ltd., Class H	268,000	378,620

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	$ 390,250
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	192,556
Jiangxi Copper Co. Ltd., Class H	255,000	496,392
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A(1)	41,300	109,553
KE Holdings, Inc. ADR	71,400	1,266,636
Kingboard Holdings Ltd.	71,200	228,098
Kingdee International Software Group Co. Ltd.(1)	244,000	482,262
Kingsoft Corp. Ltd.	44,400	232,058
Kunlun Energy Co. Ltd.	510,000	495,715
Kweichow Moutai Co. Ltd., Class A	4,910	966,523
Legend Biotech Corp. ADR(1)	5,317	188,700
Lenovo Group Ltd.	414,000	500,192
Li Auto, Inc., Class A(1)	15,100	206,100
Li Ning Co. Ltd.	70,312	152,378
Longfor Group Holdings Ltd.(2)(4)	155,000	183,671
LONGi Green Energy Technology Co. Ltd., Class A	241,144	505,736
Luxshare Precision Industry Co. Ltd., Class A	21,651	104,905
Luzhou Laojiao Co. Ltd., Class A	7,900	125,117
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	324,774
Meituan, Class B(1)(4)	53,141	854,828
MMG Ltd.(1)(2)	1,232,000	603,563
NARI Technology Co. Ltd., Class A	96,652	302,444
NAURA Technology Group Co. Ltd., Class A	4,000	247,048
NetEase, Inc. ADR	7,200	968,976
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	93,249
Orient Overseas International Ltd.	8,500	144,661
PDD Holdings, Inc. ADR(1)	6,600	690,756
PetroChina Co. Ltd., Class H	2,370,300	2,042,669
PICC Property & Casualty Co. Ltd., Class H	130,000	252,613
Ping An Insurance Group Co. of China Ltd., Class H	75,046	479,042
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	149,927
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	84,337
Sanan Optoelectronics Co. Ltd., Class A(1)	53,900	93,475
SDIC Power Holdings Co. Ltd., Class A	112,800	231,817
Shandong Gold Mining Co. Ltd., Class A	86,844	390,052
Shandong Gold Mining Co. Ltd., Class H(2)(4)	116,500	408,756
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	215,397
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,500	212,235
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	258,781
Shenergy Co. Ltd., Class A(1)	227,799	273,513
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	98,056
Shenzhen Energy Group Co. Ltd., Class A	290,352	258,553
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	339,906
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	372,023
Security	Shares	Value
China (continued)
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	$ 340,188
Silergy Corp.	8,000	97,450
Sino Biopharmaceutical Ltd.	1,422,750	957,144
Sinopec Oilfield Service Corp., Class H(1)(2)	2,725,500	243,359
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,272,000	205,969
Sinopharm Group Co. Ltd., Class H	138,800	325,827
Sinotruk Hong Kong Ltd.	50,500	147,515
SITC International Holdings Co. Ltd.	84,000	269,303
Smoore International Holdings Ltd.(2)(4)	115,000	267,636
Sunny Optical Technology Group Co. Ltd.	43,400	385,456
TBEA Co. Ltd., Class A	100,584	167,522
TCL Technology Group Corp., Class A(1)	410,080	247,852
Tencent Holdings Ltd.	91,511	5,896,567
Tingyi (Cayman Islands) Holding Corp.	278,000	408,110
TravelSky Technology Ltd., Class H	93,000	124,653
Trip.com Group Ltd. ADR	8,800	516,032
Tsingtao Brewery Co. Ltd., Class H	70,000	457,943
Uni-President China Holdings Ltd.	290,000	351,351
Wanhua Chemical Group Co. Ltd., Class A	41,920	317,596
Want Want China Holdings Ltd.	391,000	273,467
Weichai Power Co. Ltd., Class H	222,200	452,403
WH Group Ltd.(4)	573,500	552,735
Wuliangye Yibin Co. Ltd., Class A	21,600	358,592
WuXi AppTec Co. Ltd., Class H(2)(4)	22,000	221,328
WuXi Biologics Cayman, Inc.(1)(4)	200,000	657,181
Xiaomi Corp., Class B(1)(4)	438,801	3,377,774
Xinyi Glass Holdings Ltd.(2)	132,000	127,177
Xinyi Solar Holdings Ltd.	432,000	137,520
Yangzijiang Financial Holding Ltd.	316,000	184,109
Yangzijiang Shipbuilding Holdings Ltd.	186,200	324,937
Yankuang Energy Group Co. Ltd., Class H(2)	639,600	636,643
Youngor Fashion Co. Ltd., Class A	80,800	82,351
Yuexiu Property Co. Ltd.(2)	109,000	59,879
Yunnan Baiyao Group Co. Ltd., Class A	20,557	160,106
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	153,551
Zhaojin Mining Industry Co. Ltd., Class H(2)	278,000	730,745
Zhejiang Expressway Co. Ltd., Class H	274,000	252,346
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	245,167
Zijin Mining Group Co. Ltd., Class H(2)	546,000	1,404,209
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(2)	209,800	156,220
ZTE Corp., Class H(2)	172,939	537,746
		$ 75,630,593

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Colombia — 0.6%
Cementos Argos SA	273,378	$ 689,622
Ecopetrol SA	2,047,309	912,741
Geopark Ltd.(2)	11,800	76,936
Grupo Cibest SA	23,816	297,463
Grupo Cibest SA ADR	10,200	471,138
Grupo de Inversiones Suramericana SA	27,218	323,441
Interconexion Electrica SA ESP	110,389	534,634
		$ 3,305,975
Croatia — 0.7%
Adris Grupa DD, PFC Shares	6,147	$ 570,888
Arena Hospitality Group DD	2,091	97,072
Atlantic Grupa DD	2,113	116,537
Ericsson Nikola Tesla DD	881	203,525
Hrvatski Telekom DD	25,199	1,249,464
Koncar-Elektroindustrija DD	284	177,253
Plava Laguna DD	217	86,502
Podravka Prehrambena Ind DD(1)	2,414	419,489
Valamar Riviera DD	93,891	681,422
Zagrebacka Banka DD	6,564	191,896
		$ 3,794,048
Czech Republic — 0.6%
CEZ AS	39,089	$ 2,295,686
Colt CZ Group SE	5,528	189,103
Komercni Banka AS	8,045	389,322
Moneta Money Bank AS(4)	22,255	153,497
Philip Morris CR AS	176	146,476
		$ 3,174,084
Egypt — 0.6%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 132,964
Commercial International Bank - Egypt (CIB)	425,736	723,549
Eastern Co. SAE	901,970	545,546
EFG Holding SAE(1)	329,280	174,001
E-Finance for Digital & Financial Investments	745,212	192,313
Egyptian International Pharmaceutical Industries Co.	37,035	37,722
ElSewedy Electric Co.	321,993	487,339
Madinet Masr For Housing & Development	728,217	66,655
Misr Fertilizers Production Co. SAE	171,600	129,981
Oriental Weavers	309,329	149,113
Talaat Moustafa Group	268,673	300,911
U Consumer Finance(1)	98,962	17,358
		$ 2,957,452
Security	Shares	Value
Estonia — 0.6%
Tallink Grupp AS	2,725,569	$ 1,990,573
TKM Grupp AS	87,200	968,156
		$ 2,958,729
Ghana — 0.1%
Aluworks Ltd.(1)(3)	5,176,100	$ 0
CalBank PLC(1)	341,902	18,201
Societe Generale Ghana PLC	1,345,362	266,311
Unilever Ghana PLC	249,000	493,331
		$ 777,843
Greece — 1.3%
Aegean Airlines SA	6,052	$ 87,142
Alpha Bank SA	115,150	405,567
Athens Water Supply & Sewage Co. SA	7,175	49,024
Costamare Bulkers Holdings Ltd.(1)	2,793	24,215
Costamare, Inc.	13,966	127,230
Eurobank Ergasias Services and Holdings SA, Class A	169,361	583,327
GEK TERNA SA	9,891	233,649
Hellenic Telecommunications Organization SA	37,632	715,575
Helleniq Energy Holdings SA	23,858	231,386
Holding Co. ADMIE IPTO SA	39,952	149,353
HUUUGE, Inc.(1)(4)	13,930	69,874
JUMBO SA	22,835	789,715
LAMDA Development SA(1)	8,969	66,632
Metlen Energy & Metals SA	10,614	575,387
Motor Oil (Hellas) Corinth Refineries SA	18,280	509,697
National Bank of Greece SA	60,470	771,038
OPAP SA	28,777	652,539
Public Power Corp. SA	23,724	387,710
Titan SA	9,557	432,519
		$ 6,861,579
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 316,427
MOL Hungarian Oil & Gas PLC	100,132	872,330
OTP Bank Nyrt	14,418	1,152,431
Richter Gedeon Nyrt	33,234	980,842
		$ 3,322,030
Iceland — 0.5%
Alvotech SA(1)(2)	18,000	$ 164,160
Arion Banki Hf.(4)	210,165	289,113
Brim Hf.(1)	523,945	251,797
Eik Fasteignafelag Hf.	1,131,355	128,470
Eimskipafelag Islands Hf.	20,268	62,812

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Iceland (continued)
Festi Hf.	203,114	$ 479,634
Hagar Hf.	396,887	345,468
Heimar Hf.	236,668	70,667
Icelandair Group Hf.(1)	4,838,238	44,864
Islandsbanki Hf.	101,860	97,987
Kvika banki Hf.	595,941	86,241
Olgerdin Egill Skallagrims Hf.(1)	893,270	136,986
Reitir Fasteignafelag Hf.	82,656	76,579
Sildarvinnslan Hf.	274,152	160,133
Siminn Hf.	2,013,433	215,515
Sjova-Almennar Tryggingar Hf.	328,847	125,348
Syn Hf.(1)	166,726	34,523
		$ 2,770,297
India — 7.3%
ABB India Ltd.	2,412	$ 171,091
ACC Ltd.	3,567	79,761
Adani Enterprises Ltd.	8,725	266,617
Adani Green Energy Ltd.(1)	9,292	110,965
Adani Ports & Special Economic Zone Ltd.	13,219	223,585
Adani Power Ltd.(1)	37,179	253,606
Adani Total Gas Ltd.	22,093	173,987
Alkem Laboratories Ltd.	3,800	218,877
Apollo Hospitals Enterprise Ltd.	3,512	296,684
Ashok Leyland Ltd.	75,540	221,121
Asian Paints Ltd.	13,099	357,723
Astral Ltd.	4,133	72,631
Aurobindo Pharma Ltd.(1)	23,200	307,163
Avenue Supermarts Ltd.(1)(4)	4,100	209,132
Axis Bank Ltd.	25,838	361,371
Bajaj Auto Ltd.	1,140	111,350
Bajaj Finance Ltd.	20,000	218,427
Bharat Forge Ltd.	14,994	228,896
Bharat Petroleum Corp. Ltd.	73,200	283,455
Bharti Airtel Ltd.	138,700	3,251,691
Biocon Ltd.	15,452	64,117
Bosch Ltd.	952	362,966
Britannia Industries Ltd.	3,000	204,681
CG Power & Industrial Solutions Ltd.	24,000	190,966
Cipla Ltd.	26,154	459,458
Colgate-Palmolive (India) Ltd.	4,100	115,108
Container Corp. of India Ltd.	11,788	104,442
Cummins India Ltd.	1,875	74,364
Dabur India Ltd.	16,400	92,802
Divi's Laboratories Ltd.	6,919	549,706
DLF Ltd.	38,758	378,895
Security	Shares	Value
India (continued)
Dr. Lal PathLabs Ltd.(4)	4,214	$ 137,442
Dr. Reddy's Laboratories Ltd.	32,090	480,751
Eicher Motors Ltd.	3,700	244,104
Embassy Office Parks REIT	41,800	189,901
Fortis Healthcare Ltd.	43,036	398,818
GAIL (India) Ltd.	144,000	320,577
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	249,443
Glenmark Pharmaceuticals Ltd.	12,558	256,875
Godrej Consumer Products Ltd.	9,364	128,685
Godrej Properties Ltd.(1)	7,252	198,296
Grasim Industries Ltd.	8,195	271,875
Havells India Ltd.	10,504	189,966
HCL Technologies Ltd.	42,337	853,597
HDFC Bank Ltd.	21,816	509,304
HDFC Life Insurance Co. Ltd.(4)	7,000	66,433
Hero MotoCorp Ltd.	7,524	371,739
Hindalco Industries Ltd.	29,400	237,859
Hindustan Aeronautics Ltd.(5)	5,400	306,736
Hindustan Petroleum Corp. Ltd.	73,122	373,673
Hindustan Unilever Ltd.	23,929	640,451
Hindustan Zinc Ltd.	27,461	144,450
ICICI Bank Ltd.	36,451	616,013
Indian Hotels Co. Ltd.	22,700	201,308
Indian Oil Corp. Ltd.	132,000	226,300
Indian Railway Catering & Tourism Corp. Ltd.	8,800	80,237
IndusInd Bank Ltd.(1)	5,700	57,969
Info Edge India Ltd.	27,000	468,763
Infosys Ltd.	94,613	1,767,624
InterGlobe Aviation Ltd.(1)(4)	3,500	244,104
ITC Hotels Ltd.(1)	7,184	18,629
ITC Ltd.	71,847	348,922
Jindal Steel & Power Ltd.	26,049	286,283
Jio Financial Services Ltd.(1)	45,331	172,916
JSW Steel Ltd.	30,895	367,992
Kotak Mahindra Bank Ltd.	9,041	228,096
Larsen & Toubro Ltd.	11,538	493,840
Laurus Labs Ltd.(4)	18,991	160,579
LTIMindtree Ltd.(4)	2,744	170,199
Lupin Ltd.	13,532	306,028
Mahindra & Mahindra Ltd.	15,361	570,157
Marico Ltd.	24,500	206,391
Maruti Suzuki India Ltd.	3,087	446,539
Max Healthcare Institute Ltd.	25,200	374,977
Mphasis Ltd.	4,679	155,338
Nestle India Ltd.	8,650	248,698
NTPC Ltd.	178,878	698,506

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Persistent Systems Ltd.	5,600	$ 394,714
Petronet LNG Ltd.	70,400	247,887
Phoenix Mills Ltd.	17,000	309,714
PI Industries Ltd.	3,875	185,429
Pidilite Industries Ltd.	4,200	149,681
Piramal Enterprises Ltd.	9,818	131,072
Power Grid Corp. of India Ltd.	139,964	489,195
PVR Inox Ltd.(1)	5,206	58,898
Reliance Industries Ltd.	171,624	3,003,972
SBI Life Insurance Co. Ltd.(4)	2,900	62,166
Siemens Energy India Ltd.(1)	3,216	111,596
Siemens Ltd.	3,216	121,952
SRF Ltd.	3,242	122,600
State Bank of India GDR(5)	1,968	187,559
Sun Pharmaceutical Industries Ltd.	35,292	689,891
Tata Communications Ltd.	20,183	397,937
Tata Consultancy Services Ltd.	33,114	1,337,159
Tata Consumer Products Ltd.	22,090	283,141
Tata Elxsi Ltd.	1,500	110,376
Tata Motors Ltd.	22,186	177,988
Tata Power Co. Ltd.	113,900	538,705
Tata Steel Ltd.	197,542	368,433
Tech Mahindra Ltd.	27,077	532,841
Titan Co. Ltd.(1)	11,734	505,007
Torrent Pharmaceuticals Ltd.	7,900	314,045
Trent Ltd.	3,000	217,489
Tube Investments of India Ltd.	2,704	98,054
United Spirits Ltd.	14,200	236,488
UPL Ltd.	25,559	197,155
Varun Beverages Ltd.	27,500	146,741
Vedanta Ltd.	52,000	279,996
Vodafone Idea Ltd.(1)	841,401	72,859
Voltas Ltd.	14,121	216,432
Wipro Ltd.	86,106	267,169
Zydus Life Sciences Ltd.	19,960	230,547
		$ 38,297,909
Indonesia — 2.4%
AKR Corporindo Tbk. PT	974,300	$ 69,596
Alamtri Resources Indonesia Tbk. PT	3,538,300	399,453
Amman Mineral Internasional PT(1)	681,500	355,348
Aneka Tambang Tbk. PT	1,547,400	291,185
Aspirasi Hidup Indonesia Tbk. PT	1,992,400	60,892
Astra Agro Lestari Tbk. PT	213,500	76,300
Astra International Tbk. PT	4,279,900	1,186,878
Bank Central Asia Tbk. PT	1,051,200	561,916
Security	Shares	Value
Indonesia (continued)
Bank Mandiri Persero Tbk. PT	770,400	$ 231,416
Bank Negara Indonesia Persero Tbk. PT	373,400	94,770
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	352,118
Barito Renewables Energy Tbk. PT	1,933,000	700,242
Bintang Oto Global Tbk. PT(1)	1,103,500	38,077
Bukalapak.com Tbk. PT(1)	14,207,700	109,477
Bukit Asam Tbk. PT	807,500	122,410
Chandra Asri Pacific Tbk. PT	724,200	440,768
Charoen Pokphand Indonesia Tbk. PT	943,800	273,249
Ciputra Development Tbk. PT	3,435,600	202,550
Elang Mahkota Teknologi Tbk. PT	3,975,100	118,605
GoTo Gojek Tokopedia Tbk. PT(1)	239,720,500	856,412
Gudang Garam Tbk. PT(1)	100,500	56,642
Indah Kiat Pulp & Paper Tbk. PT	574,600	203,609
Indocement Tunggal Prakarsa Tbk. PT	157,900	51,810
Indofood CBP Sukses Makmur Tbk. PT	340,600	220,387
Indofood Sukses Makmur Tbk. PT	819,000	410,098
Indosat Tbk. PT	1,579,200	203,200
Japfa Comfeed Indonesia Tbk. PT	594,100	55,453
Jasa Marga (Persero) Tbk. PT	295,500	66,429
Kalbe Farma Tbk. PT	8,791,300	826,872
Map Aktif Adiperkasa PT	2,430,400	97,914
MD Entertainment Tbk. PT	358,900	42,997
Medikaloka Hermina Tbk. PT(5)	2,797,800	244,071
Mitra Adiperkasa Tbk. PT	1,435,700	104,272
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	146,434
Perusahaan Gas Negara Tbk. PT	1,528,700	152,139
Petrindo Jaya Kreasi Tbk. PT	312,100	241,988
Sarana Menara Nusantara Tbk. PT	4,365,400	132,780
Semen Indonesia Persero Tbk. PT	863,000	143,016
Sumber Alfaria Trijaya Tbk. PT	1,251,000	184,252
Surya Semesta Internusa Tbk. PT	1,059,800	103,786
Telkom Indonesia Persero Tbk. PT	6,423,900	1,099,011
Transcoal Pacific Tbk. PT	384,700	130,930
Unilever Indonesia Tbk. PT	677,300	60,551
United Tractors Tbk. PT	602,400	795,819
XLSMART Telecom Sejahtera Tbk. PT	731,300	101,372
		$ 12,417,494
Jordan — 0.7%
Arab Bank PLC	167,454	$ 1,355,696
Arab Potash	13,801	645,399
Capital Bank of Jordan	20,818	57,844
International General Insurance Holdings Ltd.	18,800	451,576
Jordan Ahli Bank	33,124	48,585
Jordan Islamic Bank	19,244	112,633

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Jordan (continued)
Jordan Petroleum Refinery Co.	74,590	$ 538,619
Jordan Phosphate Mines	8,503	197,880
Jordanian Electric Power Co.	67,684	250,229
		$ 3,658,461
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	2,400	$ 350,520
Halyk Savings Bank of Kazakhstan JSC GDR(5)	55,809	1,371,524
Kaspi.KZ JSC ADR	3,710	314,942
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(1)(5)	32,207	1,391,342
		$ 3,428,328
Kenya — 0.7%
ABSA Bank Kenya PLC	527,120	$ 79,104
East African Breweries PLC	413,976	592,201
Equity Group Holdings PLC	1,666,800	633,363
KCB Group PLC	804,860	291,236
Safaricom PLC	10,697,900	2,075,923
		$ 3,671,827
Kuwait — 1.3%
Agility Global PLC	731,742	$ 237,152
Agility Public Warehousing Co. KSC	365,871	234,624
Al Ahli Bank of Kuwait KSCP	105,953	104,338
Boubyan Bank KSCP	91,350	215,224
Boubyan Petrochemicals Co. KSCP	95,970	201,568
Gulf Bank KSCP	193,218	226,988
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	87,477
Humansoft Holding Co. KSC	18,898	151,624
Kuwait Finance House KSCP	685,315	1,798,484
Kuwait International Bank KSCP	155,876	141,254
Mabanee Co. KPSC	254,544	727,770
Mobile Telecommunications Co. KSCP	387,776	613,350
National Bank of Kuwait SAKP	547,567	1,789,815
National Industries Group Holding SAK	448,351	374,509
		$ 6,904,177
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.5%
Apranga PVA	85,161	$ 285,578
Artea bankas AB	931,034	936,526
KN Energies AB	1,044,642	354,220
Security	Shares	Value
Lithuania (continued)
PST Group AB(1)	114,366	$ 100,555
Rokiskio Suris	157,707	723,284
		$ 2,400,163
Malaysia — 2.3%
Axiata Group Bhd.	192,175	$ 105,465
Bermaz Auto Bhd.	327,300	60,268
Bumi Armada Bhd.	605,000	64,665
CelcomDigi Bhd.	422,600	394,735
CIMB Group Holdings Bhd.	147,724	238,258
Dialog Group Bhd.	991,150	372,009
Fraser & Neave Holdings Bhd.	26,000	182,029
Gamuda Bhd.	342,600	389,971
Genting Bhd.	391,000	283,290
Genting Malaysia Bhd.	741,300	339,989
Greatech Technology Bhd.(1)	281,600	114,558
Hartalega Holdings Bhd.	367,000	142,941
Hibiscus Petroleum Bhd.	144,200	53,422
Hong Leong Bank Bhd.	26,500	123,369
IGB Real Estate Investment Trust	202,800	122,399
IHH Healthcare Bhd.	693,100	1,122,845
IJM Corp. Bhd.	72,240	44,993
Inari Amertron Bhd.	1,398,150	671,968
IOI Corp. Bhd.	160,200	142,367
ITMAX SYSTEM Bhd.	111,200	98,685
KPJ Healthcare Bhd.	443,100	279,937
Kuala Lumpur Kepong Bhd.	29,450	144,859
Mah Sing Group Bhd.	409,600	115,977
Malayan Banking Bhd.	132,286	304,751
Malaysian Pacific Industries Bhd.	16,600	83,698
Maxis Bhd.	297,300	255,055
MBM Resources Bhd.	63,400	70,023
MISC Bhd.	55,240	99,611
Mr DIY Group M Bhd.(4)	562,700	219,195
My EG Services Bhd.	173,700	39,201
Padini Holdings Bhd.	200,100	99,823
Petronas Chemicals Group Bhd.	106,800	88,602
Petronas Dagangan Bhd.	100,700	514,858
Petronas Gas Bhd.	50,974	213,251
PPB Group Bhd.	21,360	52,182
Press Metal Aluminium Holdings Bhd.	503,200	619,664
Public Bank Bhd.	342,790	350,906
QL Resources Bhd.	98,200	107,324
RHB Bank Bhd.	70,159	104,966
Riverstone Holdings Ltd.(2)	446,600	235,273
SD Guthrie Bhd.	207,609	228,922

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Malaysia (continued)
Sime Darby Bhd.	217,645	$ 85,299
Sunway Bhd.	136,000	151,873
Sunway Real Estate Investment Trust	512,000	255,633
Supermax Corp. Bhd.(1)	1,629,120	228,281
Telekom Malaysia Bhd.	189,500	294,986
Tenaga Nasional Bhd.	132,831	453,941
TIME dotCom Bhd.	154,100	192,137
Top Glove Corp. Bhd.(1)	1,545,920	260,852
ViTrox Corp. Bhd.	213,500	178,717
VS Industry Bhd.	1,715,364	336,983
Yinson Holdings Bhd.	320,000	178,634
		$ 11,913,640
Mauritius — 0.6%
Alteo Ltd.	383,939	$ 107,913
CIEL Ltd.	3,055,969	569,018
CIM Financial Services Ltd.	471,828	160,974
ENL Ltd.	57,168	34,022
IBL Ltd.	160,284	106,401
Lavastone Ltd.	2,649,077	75,482
Lighthouse Properties PLC	824,036	379,702
MCB Group Ltd.	93,106	885,868
Miwa Sugar Ltd.	383,939	76,717
Phoenix Beverages Ltd.	23,053	316,685
Rogers & Co. Ltd.	296,925	247,852
SBM Holdings Ltd.	806,564	100,261
Terra Mauricia Ltd.	84,900	38,505
United Basalt Products Ltd.	64,613	111,487
		$ 3,210,887
Mexico — 4.8%
Alfa SAB de CV, Class A, Series A(2)	699,969	$ 516,644
Alsea SAB de CV(1)	215,100	585,766
America Movil SAB de CV, Series B	4,195,790	3,756,523
Arca Continental SAB de CV(2)	25,800	273,337
Cemex SAB de CV, Series CPO(2)	1,727,318	1,195,761
Coca-Cola Femsa SAB de CV(2)	37,610	364,325
Concentradora Fibra Danhos SA de CV	243,100	318,830
Controladora Alpek SAB de CV(1)	699,969	115,639
Corp. Inmobiliaria Vesta SAB de CV(2)	229,100	630,362
El Puerto de Liverpool SAB de CV, Class C1(2)	119,200	645,597
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	322,921
Fibra Uno Administracion SA de CV	598,067	826,766
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,285,939
GCC SAB de CV(2)	21,400	205,612
Security	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de CV, Class B(2)	144,400	$ 157,371
Gruma SAB de CV, Class B	13,000	224,210
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	690,506
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,417,025
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	892,347
Grupo Bimbo SAB de CV, Series A(2)	137,408	383,273
Grupo Carso SAB de CV, Series A1(2)	91,500	652,244
Grupo Comercial Chedraui SA de CV(2)	17,000	134,618
Grupo Elektra SAB de CV(1)	3,319	65,977
Grupo Financiero Banorte SAB de CV, Class O	98,000	899,284
Grupo Financiero Inbursa SAB de CV, Class O(2)	266,716	689,230
Grupo Mexico SAB de CV, Series B	347,656	2,098,220
Grupo Televisa SAB, Series CPO(2)	318,600	141,774
Industrias Penoles SAB de CV(1)(2)	18,649	521,411
Kimberly-Clark de Mexico SAB de CV, Class A(2)	77,110	141,362
Megacable Holdings SAB de CV(2)	55,900	156,429
Nemak SAB de CV(1)(4)	1,641,216	283,383
Ollamani SAB(1)	13,023	34,701
Operadora De Sites Mexicanos SAB de CV, Class A1(2)	233,764	212,281
Orbia Advance Corp. SAB de CV(2)	138,967	97,165
Prologis Property Mexico SA de CV	284,972	1,074,463
Promotora y Operadora de Infraestructura SAB de CV	34,350	387,425
Ternium SA ADR	7,422	223,402
Vista Energy SAB de CV ADR(1)	35,400	1,692,474
Wal-Mart de Mexico SAB de CV	317,964	1,051,944
		$ 25,366,541
Morocco — 0.7%
Attijariwafa Bank	7,499	$ 567,289
Bank of Africa	4,006	124,743
Banque Centrale Populaire	4,384	141,330
Co. Sucrerie Marocaine et de Raffinage	18,969	494,954
Itissalat Al-Maghrib	57,814	714,831
Label Vie(1)	283	138,699
LafargeHolcim Maroc SA	1,107	236,501
Managem SA	936	547,672
Societe d'Exploitation des Ports	5,955	536,941
TAQA Morocco SA(1)	723	225,757
		$ 3,728,717
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 34,027
Bank Dhofar SAOG	230,857	77,332
Bank Muscat SAOG	1,226,680	875,958
Bank Nizwa SAOG	634,842	164,912
National Bank of Oman SAOG	263,458	205,343

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Oman (continued)
Oman Cement Co. SAOG	99,831	$ 123,175
Oman Flour Mills Co. SAOG	75,841	92,504
Oman Telecommunications Co. SAOG	244,062	534,122
Omani Qatari Telecommunications Co. SAOG	204,765	99,997
OQ Exploration & Production SAOG	290,850	242,549
OQ Gas Networks SAOC	460,800	181,909
Renaissance Services SAOG	235,753	175,705
Sembcorp Salalah Power & Water Co. SAOG	377,934	101,718
Sohar International Bank SAOG	626,550	229,426
		$ 3,138,677
Pakistan — 0.6%
Engro Holdings Ltd.	147,139	$ 94,852
Fauji Fertilizer Co. Ltd.	167,205	230,954
Habib Bank Ltd.	133,780	84,420
Hub Power Co. Ltd.	481,781	234,184
IBEX Holdings Ltd.(1)	5,700	165,870
Lucky Cement Ltd.	271,915	341,717
Mari Energies Ltd.	79,835	177,602
MCB Bank Ltd.	142,514	144,732
Meezan Bank Ltd.	116,683	136,517
Millat Tractors Ltd.	78,763	155,262
Nishat Mills Ltd.	155,957	69,235
Oil & Gas Development Co. Ltd.	273,913	213,656
Pakistan Oilfields Ltd.	55,863	116,193
Pakistan Petroleum Ltd.	294,317	176,395
Pakistan State Oil Co. Ltd.	118,797	158,226
Systems Ltd.	639,365	242,012
TRG Pakistan Ltd.(1)	154,478	30,662
United Bank Ltd.	313,892	305,931
		$ 3,078,420
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 737,490
Copa Holdings SA, Class A	6,374	700,949
		$ 1,438,439
Peru — 1.2%
Alicorp SAA	36,694	$ 98,921
Cia de Minas Buenaventura SAA ADR	74,256	1,219,283
Credicorp Ltd.	9,496	2,122,546
Ferreycorp SAA	63,418	57,466
Orygen Peru SAA	158,058	110,206
Southern Copper Corp.	27,508	2,782,984
		$ 6,391,406
Security	Shares	Value
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	151,700	$ 93,992
Aboitiz Power Corp.	570,100	413,921
ACEN Corp.	1,854,088	85,197
Alliance Global Group, Inc.	413,400	66,229
Ayala Corp.	16,128	163,161
Ayala Land, Inc.	272,408	130,716
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,534,608	0
Bank of the Philippine Islands	114,488	264,173
BDO Unibank, Inc.	112,737	305,807
Bloomberry Resorts Corp.	627,500	56,984
Century Pacific Food, Inc.	620,600	443,495
Globe Telecom, Inc.	5,509	164,537
International Container Terminal Services, Inc.	49,220	358,831
JG Summit Holdings, Inc.	298,772	105,934
Jollibee Foods Corp.	98,940	379,503
Manila Electric Co.	56,804	543,277
Megaworld Corp.	2,140,300	75,020
Metropolitan Bank & Trust Co.	78,099	100,519
Monde Nissin Corp.(4)	1,566,500	205,872
Nickel Asia Corp.	705,988	28,952
PLDT, Inc.	20,100	434,592
Puregold Price Club, Inc.	190,740	121,939
San Miguel Corp.	74,510	103,185
Semirara Mining & Power Corp.	321,220	188,159
SM Investments Corp.	37,080	573,976
SM Prime Holdings, Inc.	501,550	209,101
Universal Robina Corp.	175,710	279,346
		$ 5,896,418
Poland — 3.0%
Allegro.eu SA(1)(4)	67,467	$ 649,546
Asseco Poland SA	17,448	980,050
Bank Millennium SA(1)	32,516	129,190
Bank Polska Kasa Opieki SA	11,163	574,944
Budimex SA	5,686	881,232
CCC SA(1)	4,600	261,846
CD Projekt SA	17,459	1,362,525
Cyfrowy Polsat SA(1)	74,252	364,325
Dino Polska SA(1)(4)	10,788	1,576,478
Grupa Kety SA	1,884	467,855
InPost SA(1)	27,708	461,108
Jastrzebska Spolka Weglowa SA(1)(2)	8,300	49,445
KGHM Polska Miedz SA(1)	25,007	895,043
KRUK SA(1)	1,376	153,726
LPP SA	216	880,332
mBank SA(1)	1,527	338,021

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Poland (continued)
Neuca SA(1)	578	$ 111,379
Orange Polska SA	168,212	426,534
ORLEN SA	91,308	2,081,044
PGE Polska Grupa Energetyczna SA(1)	140,840	445,848
Powszechna Kasa Oszczednosci Bank Polski SA	51,293	1,071,758
Powszechny Zaklad Ubezpieczen SA	31,110	544,024
Santander Bank Polska SA	2,500	343,553
Tauron Polska Energia SA(1)	282,720	660,201
		$ 15,710,007
Qatar — 1.2%
Al Meera Consumer Goods Co. QSC	28,548	$ 115,115
Al Rayan Bank	186,973	119,403
Barwa Real Estate Co.	320,609	244,216
Commercial Bank PSQC	116,405	145,273
Ezdan Holding Group QSC(1)	181,730	51,196
Gulf International Services QSC	460,440	404,242
Industries Qatar QSC	267,679	906,996
Mazaya Real Estate Development QPSC(1)	297,835	49,054
Medicare Group	42,294	60,215
Mesaieed Petrochemical Holding Co.	585,358	216,235
Ooredoo QPSC	112,086	393,506
Qatar Aluminum Manufacturing Co.	647,748	240,285
Qatar Electricity & Water Co. QSC	85,549	380,262
Qatar Fuel QSC	38,116	156,649
Qatar Gas Transport Co. Ltd.	621,419	845,919
Qatar Insurance Co. SAQ	126,000	73,457
Qatar International Islamic Bank QSC	65,027	194,245
Qatar Islamic Bank QPSC	70,363	427,512
Qatar National Bank QPSC	182,353	867,903
Qatar National Cement Co. QSC	53,503	51,373
United Development Co. QSC	154,435	44,267
Vodafone Qatar QSC	395,921	258,450
		$ 6,245,773
Romania — 0.7%
Banca Transilvania SA	91,338	$ 657,852
BRD-Groupe Societe Generale SA	33,206	151,159
OMV Petrom SA	6,202,475	1,084,083
Societatea Energetica Electrica SA	51,840	177,305
Societatea Nationala de Gaze Naturale ROMGAZ SA	577,224	938,318
Societatea Nationala Nuclearelectrica SA	18,481	177,702
Transgaz SA Medias	42,481	337,890
		$ 3,524,309
Security	Shares	Value
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(1)(3)	961,000	0
Inter RAO UES PJSC(1)(3)	13,202,001	0
Magnit PJSC(1)(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	240,670	0
Mobile TeleSystems PJSC(1)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(3)	55,681	0
Mosenergo PJSC(1)(3)	5,882,962	0
Novatek PJSC(1)(3)	64,840	0
OGK-2 PJSC(1)(3)	20,114,000	0
PhosAgro PJSC(1)(3)	5,758	0
PhosAgro PJSC GDR(1)(3)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	0
Rostelecom PJSC(1)(3)	154,538	0
RusHydro PJSC(1)(3)	51,763,952	0
Sberbank of Russia PJSC(1)(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(1)(3)	595,500	0
Surgutneftegas PAO, PFC Shares(1)(3)	388,817	0
Transneft PJSC, PFC Shares(1)(3)	7,000	0
Unipro PJSC(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.	80,310	$ 166,573
Advanced Petrochemical Co.(1)	6,812	56,251
Al Babtain Power & Telecommunication Co.	25,152	367,140
Al Hammadi Holding	27,426	281,426
Al Rajhi Bank	38,410	968,810
Alandalus Property Co.	23,113	135,378
Aldrees Petroleum and Transport Services Co.	9,885	335,738
Alinma Bank	33,521	239,637
Almarai Co. JSC	51,338	693,876
Arabian Centres Co. Ltd.(4)	26,200	135,661
Arabian Internet & Communications Services Co.	2,019	143,375
Arriyadh Development Co.	15,994	150,520
Bank AlBilad	25,004	175,409
Banque Saudi Fransi	30,802	146,657
Batic Investments and Logistic Co.(1)	116,000	72,356
Bawan Co.	19,236	270,851
Catrion Catering Holding Co.	10,213	328,934
Dallah Healthcare Co.	10,498	365,518
Dar Al Arkan Real Estate Development Co.(1)	105,317	539,465

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Saudi Arabia (continued)
Dr. Sulaiman Al Habib Medical Services Group Co.	21,511	$ 1,555,157
Elm Co.	6,231	1,663,731
Emaar Economic City(1)	38,334	137,137
Etihad Etisalat Co.	44,585	705,158
Jarir Marketing Co.	117,587	393,084
Leejam Sports Co. JSC	8,274	286,070
Maharah Human Resources Co.	76,800	104,517
Middle East Healthcare Co.(1)	13,996	212,130
Mouwasat Medical Services Co.	26,503	533,262
Nahdi Medical Co.	4,265	145,234
National Agriculture Development Co.(1)	21,203	119,387
National Gas & Industrialization Co.	15,924	334,692
National Medical Care Co.	7,751	337,713
Riyad Bank	30,309	232,184
Riyad REIT Fund	60,724	87,195
SABIC Agri-Nutrients Co.	7,322	209,358
Sahara International Petrochemical Co.	13,750	72,685
Saudi Arabian Mining Co.(1)	37,091	529,681
Saudi Arabian Oil Co.(4)	271,406	1,759,774
Saudi Aramco Base Oil Co.	2,772	75,549
Saudi Automotive Services Co.	21,798	366,111
Saudi Basic Industries Corp.	32,003	466,303
Saudi Ceramic Co.(1)	18,457	147,506
Saudi Chemical Co. Holding	152,398	288,541
Saudi Electricity Co.	277,959	1,088,833
Saudi Ground Services Co.	28,577	372,843
Saudi Industrial Investment Group	12,054	53,930
Saudi National Bank	47,512	457,473
Saudi Public Transport Co.(1)	15,777	59,398
Saudi Real Estate Co.(1)	42,607	226,587
Saudi Research & Media Group(1)	4,167	214,778
Saudi Telecom Co.	132,832	1,506,775
Saudia Dairy & Foodstuff Co.	4,222	307,968
Savola Group(1)	11,486	84,959
Seera Group Holding(1)	55,132	373,152
Sustained Infrastructure Holding Co.	15,031	131,752
United Electronics Co.	18,141	426,751
United International Transportation Co.	6,221	120,135
		$ 21,761,068
Slovenia — 0.7%
Cinkarna Celje DD	1,730	$ 70,291
Krka DD Novo mesto	11,995	2,733,365
Luka Koper	475	33,092
Nova Ljubljanska Banka DD(4)	1,700	300,313
Petrol DD Ljubljana	5,640	331,810
Security	Shares	Value
Slovenia (continued)
Pozavarovalnica Sava DD	2,294	$ 151,842
Zavarovalnica Triglav DD	1,969	122,476
		$ 3,743,189
South Africa — 5.6%
Altron Ltd., Class A	163,786	$ 204,271
Aspen Pharmacare Holdings Ltd.	193,502	1,307,000
AVI Ltd.	44,358	235,828
Barloworld Ltd.	52,046	332,009
Bid Corp. Ltd.	45,434	1,199,651
Bidvest Group Ltd.	178,962	2,366,597
Burstone Group Ltd.	204,859	93,885
Clicks Group Ltd.	35,599	745,430
Discovery Ltd.	21,152	257,133
Equites Property Fund Ltd.	201,368	171,639
Exxaro Resources Ltd.	104,812	870,438
FirstRand Ltd.	257,541	1,100,946
Fortress Real Estate Investments Ltd., Class B	294,436	334,395
Foschini Group Ltd.	27,249	198,161
Gold Fields Ltd.	57,741	1,367,289
Growthpoint Properties Ltd.	455,708	344,531
Harmony Gold Mining Co. Ltd.	38,900	541,253
Hyprop Investments Ltd.	154,616	373,858
Impala Platinum Holdings Ltd.(1)	54,907	493,353
Kumba Iron Ore Ltd.	7,137	114,955
Lesaka Technologies, Inc.(1)	20,900	93,841
Life Healthcare Group Holdings Ltd.	371,186	299,651
Momentum Group Ltd.	55,756	108,187
Mr Price Group Ltd.	16,841	211,133
MTN Group Ltd.	399,744	3,182,054
MultiChoice Group(1)	52,660	350,418
Naspers Ltd., Class N	16,328	5,094,555
NEPI Rockcastle NV	96,719	737,264
Netcare Ltd.	423,193	333,368
Northam Platinum Holdings Ltd.(2)	26,725	290,544
Pick n Pay Stores Ltd.(1)(2)	61,328	92,798
PSG Financial Services Ltd.	311,088	388,667
Redefine Properties Ltd.	1,436,323	371,925
Resilient REIT Ltd.	80,290	273,285
Reunert Ltd.	55,719	180,832
SA Corporate Real Estate Ltd.	932,087	164,303
Sanlam Ltd.	47,771	239,316
Santam Ltd.	7,291	176,113
Sappi Ltd.	45,650	76,755
Sasol Ltd.(1)	27,126	120,787
Shoprite Holdings Ltd.	57,942	907,433

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
South Africa (continued)
Sibanye Stillwater Ltd.(1)	170,171	$ 309,905
SPAR Group Ltd.(1)(2)	30,000	182,562
Standard Bank Group Ltd.	30,572	392,533
Telkom SA SOC Ltd.(1)	68,155	208,336
Thungela Resources Ltd.	33,593	160,876
Tiger Brands Ltd.	16,500	296,411
Truworths International Ltd.	29,366	118,210
Valterra Platinum Ltd.	3,440	153,173
Vodacom Group Ltd.	94,111	729,210
Vukile Property Fund Ltd.	369,342	409,968
Woolworths Holdings Ltd.	68,586	200,546
		$ 29,507,581
South Korea — 5.1%
ABLBio, Inc.(1)	6,502	$ 323,542
Alteogen, Inc.(1)	1,871	515,512
AMOREPACIFIC Corp.	2,754	278,526
AMOREPACIFIC Holdings Corp.	5,071	119,051
Celltrion Pharm, Inc.(1)	2,973	109,168
Celltrion, Inc.	10,723	1,265,313
Chabiotech Co. Ltd.(1)	4,545	36,156
Cheil Worldwide, Inc.	11,267	167,095
CJ CheilJedang Corp.	810	149,030
CJ Corp.	1,100	130,607
Cosmax, Inc.	1,200	247,710
Coupang, Inc.(1)	6,700	200,732
Coway Co. Ltd.	3,444	246,103
DL E&C Co. Ltd.	4,736	181,195
E-MART, Inc.	1,921	121,448
Green Cross Corp.	1,257	117,393
GS Holdings Corp.	2,483	85,629
GS P&L Co. Ltd.(1)	977	26,066
GS Retail Co. Ltd.	4,122	50,730
Hana Financial Group, Inc.	3,314	211,095
Hankook Tire & Technology Co. Ltd.	3,124	91,780
Hanmi Pharm Co. Ltd.	1,361	288,237
Hanmi Science Co. Ltd.	3,183	105,508
Hanmi Semiconductor Co. Ltd.	1,400	105,140
Hanwha Aerospace Co. Ltd.	180	112,955
Hanwha Corp.	6,800	473,945
Hanwha Solutions Corp.	7,579	176,882
HD Hyundai Co. Ltd.	3,091	296,176
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,784	481,753
HLB Life Science Co. Ltd.(1)	7,250	26,517
HLB, Inc.(1)	3,400	123,205
Hotel Shilla Co. Ltd.(1)	2,448	93,569
Security	Shares	Value
South Korea (continued)
HYBE Co. Ltd.	834	$ 190,681
Hyosung TNC Corp.	813	150,207
Hyundai Engineering & Construction Co. Ltd.	3,203	185,978
Hyundai Glovis Co. Ltd.	2,744	273,194
Hyundai Mobis Co. Ltd.	2,118	449,330
Hyundai Motor Co.	4,179	627,508
Hyundai Steel Co.	3,100	67,197
ISU Petasys Co. Ltd.	2,740	106,082
JYP Entertainment Corp.	1,303	71,622
Kakao Corp.	8,513	377,622
Kangwon Land, Inc.	9,384	127,029
KB Financial Group, Inc.	2,517	206,838
Kia Corp.	6,357	454,871
KIWOOM Securities Co. Ltd.	2,085	352,649
Kolmar Korea Co. Ltd.	1,614	119,013
Korea Zinc Co. Ltd.	495	299,456
Korean Air Lines Co. Ltd.	6,176	104,332
Krafton, Inc.(1)	1,400	375,885
KT&G Corp.	8,217	775,573
Kumho Petrochemical Co. Ltd.	1,229	102,043
LG Chem Ltd.	2,187	341,566
LG Corp.	5,307	312,245
LG Display Co. Ltd.(1)	8,289	54,977
LG Electronics, Inc.	4,500	245,408
LG Energy Solution Ltd.(1)	298	65,424
LG H&H Co. Ltd.	913	215,694
LG Uplus Corp.	22,484	238,039
LigaChem Biosciences, Inc.(1)	1,888	160,501
Lotte Chemical Corp.	2,527	109,874
LS Corp.	761	110,789
Naver Corp.	7,085	1,375,800
NCSoft Corp.	883	134,878
NongShim Co. Ltd.	480	139,522
Orion Corp.	2,576	207,274
POSCO Holdings, Inc.	3,772	726,660
S-1 Corp.	2,867	145,312
Samsung Biologics Co. Ltd.(1)(4)	1,017	746,293
Samsung C&T Corp.	1,958	233,360
Samsung Electro-Mechanics Co. Ltd.	1,336	132,739
Samsung Electronics Co. Ltd.	79,455	3,513,628
Samsung SDI Co. Ltd.	1,002	127,936
Samyang Foods Co. Ltd.	677	698,952
Seegene, Inc.	3,878	95,075
Shinhan Financial Group Co. Ltd.	5,915	268,167
Shinsegae, Inc.	779	108,493
SK Biopharmaceuticals Co. Ltd.(1)	1,744	118,766

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
SK Chemicals Co. Ltd.	3,855	$ 205,579
SK Hynix, Inc.	8,909	1,919,725
SK Innovation Co. Ltd.	7,056	639,593
SK Telecom Co. Ltd.	3,158	132,868
SK, Inc.	1,290	194,850
SKC Co. Ltd.(1)	921	74,938
ST Pharm Co. Ltd.	1,947	110,897
Yuhan Corp.	7,064	544,072
Zyle Motors Corp.(1)(3)	4,895	0
		$ 26,824,772
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 140,215
Alumex PLC	1,533,880	84,945
Ceylon Tobacco Co. PLC	47,722	232,510
Commercial Bank of Ceylon PLC	404,487	214,434
Dialog Axiata PLC	3,654,977	232,819
Hatton National Bank PLC	215,435	241,755
Hayleys PLC	255,312	147,745
Hemas Holdings PLC	1,713,775	174,295
John Keells Holdings PLC	7,672,550	578,469
Lanka IOC PLC	232,155	101,061
Melstacorp PLC	555,767	271,591
National Development Bank PLC	320,191	128,394
Nations Trust Bank PLC	187,375	136,233
Piramal Glass Ceylon PLC	683,370	117,778
Sampath Bank PLC	611,958	258,158
Teejay Lanka PLC	605,271	95,901
Tokyo Cement Co. Lanka PLC	278,632	60,971
		$ 3,217,274
Taiwan — 8.0%
Accton Technology Corp.	13,000	$ 324,919
Advantech Co. Ltd.	16,890	195,943
AirTAC International Group	10,000	297,731
ASE Technology Holding Co. Ltd.	77,247	387,531
Asia Cement Corp.	125,967	183,889
Asustek Computer, Inc.	18,174	401,779
AUO Corp.	145,600	61,541
Bizlink Holding, Inc.	17,602	512,123
Bora Pharmaceuticals Co. Ltd.	11,690	332,796
Caliway Biopharmaceuticals Co. Ltd.(1)	7,877	362,270
Catcher Technology Co. Ltd.	27,100	196,780
Cathay Financial Holding Co. Ltd.	193,989	417,570
Center Laboratories, Inc.	153,938	201,255
Chailease Holding Co. Ltd.	20,408	88,391
Security	Shares	Value
Taiwan (continued)
Charoen Pokphand Enterprise	28,000	$ 122,148
Cheng Shin Rubber Industry Co. Ltd.	186,010	240,609
China Airlines Ltd.	272,963	201,694
China Petrochemical Development Corp.(1)	407,426	91,179
China Steel Corp.	716,815	461,032
Chroma ATE, Inc.	20,000	302,817
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	272,083
Chunghwa Telecom Co. Ltd.	437,780	2,024,968
Compal Electronics, Inc.	138,000	137,261
CTBC Financial Holding Co. Ltd.	284,000	425,043
Delta Electronics, Inc.	31,356	443,717
E Ink Holdings, Inc.	25,000	189,221
E.Sun Financial Holding Co. Ltd.	174,950	196,657
Eclat Textile Co. Ltd.(1)	8,000	112,400
Elite Material Co. Ltd.	4,000	120,955
EVA Airways Corp.	223,334	304,837
Evergreen Marine Corp. Taiwan Ltd.	115,113	783,882
Far Eastern Department Stores Ltd.	176,642	129,991
Far Eastern New Century Corp.	470,313	529,728
Far EasTone Telecommunications Co. Ltd.	184,776	566,424
Feng Hsin Steel Co. Ltd.	40,000	89,870
Feng tay Enterprise Co. Ltd.	57,000	239,322
First Financial Holding Co. Ltd.	194,033	192,943
Formosa Chemicals & Fibre Corp.	218,000	171,031
Formosa Petrochemical Corp.	128,153	157,973
Formosa Plastics Corp.	200,959	239,801
Formosa Taffeta Co. Ltd.	193,000	103,004
Fubon Financial Holding Co. Ltd.	104,704	313,552
Fusheng Precision Co. Ltd.	12,000	121,993
Gamania Digital Entertainment Co. Ltd.	52,000	133,113
Giant Manufacturing Co. Ltd.	25,420	94,437
Globalwafers Co. Ltd.	7,000	72,246
Goldsun Building Materials Co. Ltd.	143,000	191,708
Grape King Bio Ltd.	17,000	73,063
Great Tree Pharmacy Co. Ltd.	14,000	72,165
Great Wall Enterprise Co. Ltd.	110,602	249,502
Highwealth Construction Corp.	260,661	369,521
Hiwin Technologies Corp.	19,233	138,367
Hon Hai Precision Industry Co. Ltd.	152,806	843,082
Hota Industrial Manufacturing Co. Ltd.	47,000	93,129
Hotai Motor Co. Ltd.(1)	32,640	628,982
Hua Nan Financial Holdings Co. Ltd.	178,243	165,840
Huaku Development Co. Ltd.(1)	36,300	133,138
Innolux Corp.	156,302	62,606
International Games System Co. Ltd.	36,000	1,056,807
Inventec Corp.	91,000	131,881

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Kenda Rubber Industrial Co. Ltd.	112,351	$ 83,630
KGI Financial Holding Co. Ltd.	290,000	148,752
Kinpo Electronics	229,000	159,353
Largan Precision Co. Ltd.	2,042	166,771
Lian HWA Food Corp.	21,000	101,010
Lien Hwa Industrial Holdings Corp.	118,102	173,882
Lite-On Technology Corp.	57,000	216,077
Lotus Pharmaceutical Co. Ltd.	41,000	311,099
Lumosa Therapeutics Co. Ltd.(1)	19,000	95,281
Makalot Industrial Co. Ltd.	14,280	115,527
MediaTek, Inc.	21,664	928,273
Medigen Vaccine Biologics Corp.(1)	60,000	86,450
Mega Financial Holding Co. Ltd.	198,358	278,568
Merida Industry Co. Ltd.	44,907	158,413
Micro-Star International Co. Ltd.	22,000	108,164
momo.com, Inc.	9,009	83,040
Nan Kang Rubber Tire Co. Ltd.	100,819	125,702
Nan Ya Plastics Corp.	298,378	278,772
Nanya Technology Corp.(1)	51,165	89,669
Nien Made Enterprise Co. Ltd.	27,000	376,409
Novatek Microelectronics Corp.	15,479	288,697
OBI Pharma, Inc.(1)	52,250	58,445
Pegatron Corp.	36,486	96,117
Pegavision Corp.	8,685	88,367
PharmaEngine, Inc.	25,000	66,792
PharmaEssentia Corp.(1)	29,000	543,982
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Pou Chen Corp.(1)	321,309	340,706
Poya International Co. Ltd.(1)	7,000	120,324
President Chain Store Corp.	59,716	523,710
Quanta Computer, Inc.	35,000	329,223
Realtek Semiconductor Corp.	17,542	340,683
Ruentex Development Co. Ltd.	173,824	177,216
Ruentex Industries Ltd.	76,421	140,092
Sanyang Motor Co. Ltd.	131,000	278,514
Shanghai Commercial & Savings Bank Ltd.	105,184	166,980
Simplo Technology Co. Ltd.	12,652	166,816
SinoPac Financial Holdings Co. Ltd.	277,339	229,703
Synmosa Biopharma Corp.	103,941	130,254
Synnex Technology International Corp.	30,569	67,370
TA Chen Stainless Pipe Co. Ltd.	143,016	169,691
TaiMed Biologics, Inc.(1)	38,000	118,422
Tainan Spinning Co. Ltd.	359,407	164,349
Taishin Financial Holding Co. Ltd.	296,928	160,165
Taiwan Cooperative Financial Holding Co. Ltd.	235,824	199,681
Taiwan High Speed Rail Corp.	159,000	153,730
Security	Shares	Value
Taiwan (continued)
Taiwan Hon Chuan Enterprise Co. Ltd.	42,934	$ 232,410
Taiwan Mobile Co. Ltd.	190,858	751,036
Taiwan Semiconductor Manufacturing Co. Ltd.	231,747	8,474,836
Tatung Co. Ltd.	162,450	220,780
TCC Group Holdings Co. Ltd.	410,497	358,315
TCI Co. Ltd.	17,000	71,007
Tong Yang Industry Co. Ltd.	86,000	288,936
TTY Biopharm Co. Ltd.	48,780	126,256
Tung Ho Steel Enterprise Corp.	49,000	106,524
Unimicron Technology Corp.	39,000	152,213
Uni-President Enterprises Corp.	557,588	1,545,579
United Integrated Services Co. Ltd.	8,000	170,725
United Microelectronics Corp.	188,323	284,047
Vanguard International Semiconductor Corp.	35,522	122,324
Voltronic Power Technology Corp.	3,000	129,406
Walsin Lihwa Corp.	352,935	260,989
Wan Hai Lines Ltd.	84,000	255,453
Wistron Corp.	95,000	399,689
Wiwynn Corp.	3,000	260,505
Yageo Corp.	7,683	127,491
Yang Ming Marine Transport Corp.	83,000	201,767
YFY, Inc.	101,000	79,186
Yieh Phui Enterprise Co. Ltd.	90,234	47,236
Yuanta Financial Holding Co. Ltd.	284,535	332,998
Yulon Motor Co. Ltd.	92,928	107,098
YungShin Global Holding Corp.	59,000	120,147
		$ 42,192,064
Thailand — 4.6%
Advanced Info Service PCL(7)	158,500	$ 1,358,526
Airports of Thailand PCL(7)	746,700	695,929
Amata Corp. PCL(7)	203,300	87,839
AP Thailand PCL(7)	549,560	105,867
Bangchak Corp. PCL(7)	112,600	105,732
Bangkok Airways PCL(7)	176,700	66,446
Bangkok Bank PCL(7)	42,500	181,851
Bangkok Chain Hospital PCL(7)	621,500	244,767
Bangkok Dusit Medical Services PCL, Class F(7)	2,210,500	1,414,598
Bangkok Expressway & Metro PCL(7)	1,507,454	221,691
Berli Jucker PCL(7)	120,700	71,004
BTS Group Holdings PCL(1)(7)	1,641,700	182,019
Bumrungrad Hospital PCL(7)	203,300	873,244
Cal-Comp Electronics (Thailand) PCL, Class F(7)	7,035,400	1,185,142
Carabao Group PCL(7)	53,100	80,086
Central Pattana PCL(7)	214,700	305,362
Central Plaza Hotel PCL(7)	111,800	83,358

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Thailand (continued)
Central Retail Corp. PCL(7)	707,200	$ 385,403
CH. Karnchang PCL(7)	194,800	67,768
Charoen Pokphand Foods PCL(7)	416,300	294,812
CP ALL PCL(7)	441,900	598,536
CP Axtra PCL(7)	184,499	101,766
Delta Electronics (Thailand) PCL(7)	1,762,600	5,232,187
Electricity Generating PCL(7)	15,400	47,835
Global Power Synergy PCL, Class F(7)	49,200	44,364
Gulf Development PCL(1)(7)	992,749	1,183,344
Hana Microelectronics PCL(7)	291,200	175,326
Home Product Center PCL(7)	912,260	182,720
Indorama Ventures PCL(7)	737,871	461,198
Jaymart Group Holdings PCL(7)	296,700	57,106
Kasikornbank PCL(7)	62,500	295,225
KCE Electronics PCL(7)	123,300	69,183
Kiatnakin Phatra Bank PCL(7)	28,900	40,230
Krung Thai Bank PCL(7)	407,925	267,585
Mega Lifesciences PCL(7)	234,200	185,460
Minor International PCL(7)	896,936	641,603
Osotspa PCL(7)	196,800	90,968
Plan B Media PCL(7)	483,200	73,181
Praram 9 Hospital PCL(7)	262,700	192,377
PTT Exploration & Production PCL(7)	197,016	664,011
PTT Global Chemical PCL(7)	417,905	256,589
PTT Oil & Retail Business PCL(7)	545,300	189,966
PTT PCL(7)	1,205,700	1,113,373
Quality Houses PCL(7)	1,804,283	71,108
Ratch Group PCL(7)	152,400	113,406
Samart Corp. PCL(1)(7)	377,300	72,598
Sansiri PCL(7)	1,825,800	71,930
SCB X PCL(7)	50,500	182,622
SCG Packaging PCL(7)	476,300	249,811
Siam Cement PCL(7)	112,511	582,738
Siam City Cement PCL(7)	30,000	131,548
Siam Global House PCL(7)	472,700	72,844
Sri Trang Agro-Industry PCL(7)	170,600	62,516
Sri Trang Gloves (Thailand) PCL(7)	634,100	118,238
Star Petroleum Refining PCL(7)	362,600	56,342
Supalai PCL(7)	148,400	66,209
SVI PCL(7)	380,300	68,452
Thai Beverage PCL(7)	920,000	332,993
Thai Union Group PCL(7)	480,092	152,329
Tipco Asphalt PCL(7)	223,400	93,508
TOA Paint (Thailand) PCL(7)	233,300	78,930
TPI Polene PCL(7)	2,914,200	73,481
True Corp. PCL(1)(7)	3,065,704	1,048,502
Security	Shares	Value
Thailand (continued)
TTW PCL(7)	236,900	$ 63,014
WHA Corp. PCL(7)	1,492,700	145,356
		$ 24,084,052
Tunisia — 0.5%
Attijari Bank	9,449	$ 187,964
Banque de Tunisie	74,880	138,303
Banque Internationale Arabe de Tunisie	6,849	224,953
Carthage Cement(1)	371,834	257,069
Euro Cycles SA	24,412	107,284
Poulina Group(1)	91,623	495,645
Societe D'Articles Hygieniques SA	86,810	383,548
Societe Frigorifique et Brasserie de Tunis SA	143,105	614,243
Telnet Holding	22,509	54,301
Union Internationale de Banques SA	16,934	129,634
		$ 2,592,944
Turkey — 4.4%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS	243,500	$ 170,340
Akbank TAS	270,991	464,406
Akcansa Cimento AS	15,500	51,712
Akfen Yenilenebilir Enerji AS(1)	276,224	110,356
Aksa Akrilik Kimya Sanayii AS	527,196	121,601
Aksa Enerji Uretim AS(1)	306,798	256,684
Alarko Holding AS	34,678	72,246
Alfa Solar Enerji Sanayi ve Ticaret AS	95,700	99,508
Anadolu Efes Biracilik ve Malt Sanayii AS	391,660	147,295
Arcelik AS(1)	94,450	290,787
Aselsan Elektronik Sanayi ve Ticaret AS	107,800	408,226
Aygaz AS	100,427	322,733
Baticim Bati Anadolu Cimento Sanayii AS(1)	552,513	63,534
BIM Birlesik Magazalar AS	111,133	1,381,143
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	10,600	85,973
Can2 Termik AS(1)	2,184,776	85,114
Cimsa Cimento Sanayi ve Ticaret AS	83,927	101,296
Coca-Cola Icecek AS	232,793	287,852
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)(2)	49,300	133,110
Dogan Sirketler Grubu Holding AS	395,182	154,608
Dogus Otomotiv Servis ve Ticaret AS	35,707	156,273
EGE Endustri ve Ticaret AS	456	81,220
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	897,885
Enerjisa Enerji AS(4)	255,322	375,220
Enerya Enerji AS	1,185,517	202,149
Enka Insaat ve Sanayi AS	171,636	286,883
Eregli Demir ve Celik Fabrikalari TAS	854,856	572,957
Fenerbahce Futbol AS(1)	27,500	7,986

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Turkey (continued)
Ford Otomotiv Sanayi AS	297,060	$ 666,477
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	61,786	237,363
Gubre Fabrikalari TAS(1)	21,886	125,467
Haci Omer Sabanci Holding AS	73,522	165,605
Hektas Ticaret TAS(1)	2,521,214	206,523
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS(1)	106,159	159,981
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	410,138
Isiklar Enerji ve Yapi Holding AS(1)	289,700	101,829
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	219,426	133,103
Karsan Otomotiv Sanayii ve Ticaret AS(1)	269,300	62,588
KOC Holding AS	129,168	499,886
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	101,791
Logo Yazilim Sanayi ve Ticaret AS	147,998	590,865
Margun Enerji Uretim Sanayi ve Ticaret AS(1)	223,652	184,204
Mavi Giyim Sanayi ve Ticaret AS, Class B(4)	223,800	216,232
MIA Teknoloji AS(1)	300,300	217,154
Migros Ticaret AS	32,232	400,659
MLP Saglik Hizmetleri AS(1)(4)	99,775	856,211
NET Holding AS(1)	71,800	81,529
Nuh Cimento Sanayi AS	12,278	66,427
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	167,047
Odine Solutions Teknoloji Ticaret ve Sanayi AS(1)	59,781	166,900
Oyak Cimento Fabrikalari AS(1)	267,071	145,993
Pegasus Hava Tasimaciligi AS(1)	50,156	323,846
Petkim Petrokimya Holding AS(1)	282,818	122,297
Sasa Polyester Sanayi AS(1)	2,581,712	198,506
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	291,262
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	175,700	121,425
Sok Marketler Ticaret AS	108,409	94,749
TAB Gida Sanayi ve Ticaret AS	26,900	119,589
TAV Havalimanlari Holding AS(1)	18,200	120,912
Tofas Turk Otomobil Fabrikasi AS	60,130	296,371
Turk Altin Isletmeleri AS(1)	247,800	149,370
Turk Hava Yollari AO	67,141	478,327
Turk Telekomunikasyon AS(1)	417,089	616,291
Turk Traktor ve Ziraat Makineleri AS	3,320	48,488
Turkcell Iletisim Hizmetleri AS	1,060,818	2,565,980
Turkiye Is Bankasi AS, Class C	782,177	262,508
Turkiye Petrol Rafinerileri AS	684,967	2,408,693
Turkiye Sise ve Cam Fabrikalari AS	149,987	135,794
Ulker Biskuvi Sanayi AS	72,512	192,379
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	49,709
Yapi ve Kredi Bankasi AS(1)	316,986	252,474
Security	Shares	Value
Turkey (continued)
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	$ 919,988
Zorlu Enerji Elektrik Uretim AS(1)	1,642,900	125,403
		$ 23,247,430
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	99,231	$ 364,230
Abu Dhabi National Oil Co. for Distribution PJSC	825,400	824,818
ADNOC Drilling Co. PJSC	922,000	1,430,891
ADNOC Gas PLC	476,000	443,233
ADNOC Logistics & Services	148,200	188,028
Agthia Group PJSC	145,477	172,719
Air Arabia PJSC	646,580	603,809
Aldar Properties PJSC	412,264	1,001,800
Americana Restaurants International PLC	576,212	353,084
Apex Investment Co. PSC(1)	234,400	248,283
Borouge PLC	456,142	315,625
Dana Gas PJSC	1,234,795	247,783
Dubai Electricity & Water Authority PJSC	2,100,300	1,612,889
Dubai Investments PJSC	527,093	367,628
Emaar Properties PJSC	303,415	1,125,560
Emirates Telecommunications Group Co. PJSC	249,055	1,194,064
EMSTEEL Building Materials PJSC(1)	208,300	76,567
Fertiglobe PLC	221,017	143,287
First Abu Dhabi Bank PJSC	296,080	1,338,082
Ghitha Holding PJSC(1)	6,700	54,675
Modon Holding PSC(1)	189,500	179,690
Salik Co. PJSC	154,007	253,661
		$ 12,540,406
United States — 0.0%†
Powerfleet, Inc.(1)	1	$ 4
		$ 4
Vietnam — 2.3%
Bank for Foreign Trade of Vietnam JSC(1)	444,182	$ 969,547
Bank for Investment & Development of Vietnam JSC(1)	69,676	96,809
Binh Minh Plastics JSC	29,100	156,435
Development Investment Construction JSC(1)	191,023	129,560
Digiworld Corp.	150,540	253,777
Duc Giang Chemicals JSC	101,000	393,723
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	68,195	468,422
Gelex Group JSC	213,360	305,650
Ha Do Group JSC(1)	122,210	118,768
HAGL JSC(1)	283,740	140,711
Hoa Phat Group JSC(1)	1,711,358	1,491,194

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Hoa Sen Group	163,770	$ 104,215
Hoang Huy Investment Financial Services JSC(1)	267,400	205,019
Idico Corp. JSC	90,200	153,036
KIDO Group Corp.	48,035	105,730
Kinh Bac City Development Holding Corp.(1)	327,160	335,771
Masan Group Corp.(1)	299,132	879,881
Nam Kim Steel JSC(1)	91,500	46,279
PC1 Group JSC(1)	127,356	106,836
PetroVietnam Drilling & Well Services JSC(1)	459,477	352,563
Petrovietnam Fertilizer & Chemicals JSC	80,500	118,685
PetroVietnam Gas JSC	96,814	251,210
PetroVietnam Nhon Trach 2 Power JSC	91,200	67,144
PetroVietnam Power Corp.(1)	1,201,300	598,189
PetroVietnam Technical Services Corp.	92,872	117,085
Petrovietnam Transportation Corp.	152,169	104,239
Phat Dat Real Estate Development Corp.(1)	66,300	45,893
Saigon - Hanoi Commercial Joint Stock Bank	151,982	75,098
Saigon Beer Alcohol Beverage Corp.	45,800	82,428
Tasco JSC(1)	130,800	64,703
Thanh Thanh Cong - Bien Hoa JSC(1)	137,755	104,229
Vietcap Securities JSC	79,599	109,118
Vietjet Aviation JSC(1)	90,994	307,014
Vietnam Airlines JSC(1)	116,300	169,119
Vietnam Construction and Import-Export JSC	140,096	118,290
Vietnam Dairy Products JSC	246,148	546,547
Viglacera Corp. JSC	76,800	132,282
Vincom Retail JSC(1)	114,413	108,014
Vingroup JSC(1)	320,579	1,173,574
Vinh Hoan Corp.	54,240	124,025
Vinhomes JSC(1)(4)	275,600	810,048
VIX Securities JSC(1)	327,810	160,358
		$ 12,201,218
Total Common Stocks (identified cost $273,435,843)		$525,511,598

Rights — 0.0%†
Security	Shares	Value
Turkey — 0.0%†
Fenerbahce Futbol AS, Exp. 7/14/25(1)	27,500	$ 29,270
		$ 29,270
Security	Shares	Value
Vietnam — 0.0%†
Tasco JSC, Exp. 8/20/25(1)	130,800	$ 2,925
		$ 2,925
Total Rights (identified cost $19,310)		$ 32,195

Short-Term Investments — 0.7%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(8)	705,866	$ 705,866
Total Affiliated Fund (identified cost $705,866)		$ 705,866

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(9)	3,136,739	$ 3,136,739
Total Securities Lending Collateral (identified cost $3,136,739)		$ 3,136,739
Total Short-Term Investments (identified cost $3,842,605)		$ 3,842,605

Total Investments — 100.4% (identified cost $277,297,758)	$529,386,398
Other Assets, Less Liabilities — (0.4)%	$ (2,221,317)
Net Assets — 100.0%	$527,165,081
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $19,510,104.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $23,262,520 or 4.4% of the Fund's net assets.

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Portfolio of Investments — continued

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $3,647,666 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.8%	$67,614,733
Industrials	10.2	53,980,745
Communication Services	10.1	53,488,179
Information Technology	9.8	51,931,857
Consumer Discretionary	9.8	51,572,553
Consumer Staples	9.8	51,413,715
Materials	9.6	50,465,548
Health Care	8.5	44,643,780
Energy	8.3	43,497,545
Utilities	5.8	30,471,125
Real Estate	5.0	26,464,013
Short-Term Investments	0.7	3,842,605
Total Investments	100.4%	$529,386,398
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Statement of Assets and Liabilities

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $276,591,892) — including $19,510,104 of securities on loan	$528,680,532
Affiliated investments, at value (identified cost $705,866)	705,866
Cash	417,136
Foreign currency, at value (identified cost $2,581,179)	2,597,403
Dividends receivable	1,836,775
Dividends receivable from affiliated investments	6,374
Receivable for Fund shares sold	7,885
Securities lending income receivable	14,399
Tax reclaims receivable	152,915
Trustees' deferred compensation plan	243,808
Total assets	$534,663,093
Liabilities
Collateral for securities loaned	$3,136,739
Payable for Fund shares redeemed	367,889
Payable to affiliates:
Investment adviser fee	190,397
Administration fee	211,814
Trustees' deferred compensation plan	243,808
Accrued foreign capital gains taxes	3,150,745
Accrued expenses	196,620
Total liabilities	$7,498,012
Net Assets	$527,165,081
Sources of Net Assets
Paid-in capital	$284,217,999
Distributable earnings	242,947,082
Net Assets	$527,165,081
Class I Shares
Net Assets	$527,165,081
Shares Outstanding	11,716,174
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.99

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Statement of Operations

Year Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,960,690)	$17,236,506
Dividend income from affiliated investments	21,669
Interest income	1,392
Securities lending income, net	190,603
Other income	1,266,524
Total investment income	$18,716,694
Expenses
Investment adviser fee	$2,241,380
Administration fee	2,490,423
Interest expense and fees	32,269
Total expenses	$4,764,072
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$738
Total expense reductions	$738
Net expenses	$4,763,334
Net investment income	$13,953,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $430,826)	$9,989,379
Foreign currency transactions	(31,583)
Net realized gain	$9,957,796
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $540,073)	$42,741,315
Foreign currency	99,747
Net change in unrealized appreciation (depreciation)	$42,841,062
Net realized and unrealized gain	$52,798,858
Net increase in net assets from operations	$66,752,218

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Statements of Changes in Net Assets

	Year Ended June 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,953,360	$12,638,413
Net realized gain	9,957,796	6,641,121
Net change in unrealized appreciation (depreciation)	42,841,062	23,436,228
Net increase in net assets from operations	$66,752,218	$42,715,762
Distributions to shareholders:
Class I	$(21,232,588)	$(27,328,590)
Total distributions to shareholders	$(21,232,588)	$(27,328,590)
Transactions in shares of beneficial interest:
Class I	$(18,263,862)	$(11,586,130)
Net decrease in net assets from Fund share transactions	$(18,263,862)	$(11,586,130)
Net increase in net assets	$27,255,768	$3,801,042
Net Assets
At beginning of year	$499,909,313	$496,108,271
At end of year	$527,165,081	$499,909,313

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Financial Highlights

	Class I
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$41.20	$39.96	$40.54	$54.69	$40.37
Income (Loss) From Operations
Net investment income(1)	$1.17	$1.04	$1.26	$1.27	$0.86
Net realized and unrealized gain (loss)	4.43	2.52	2.09	(10.80)	14.35
Total income (loss) from operations	$5.60	$3.56	$3.35	$(9.53)	$15.21
Less Distributions
From net investment income	$(1.40)	$(1.47)	$(1.56)	$(1.24)	$(0.89)
From net realized gain	(0.41)	(0.85)	(2.37)	(3.38)	—
Total distributions	$(1.81)	$(2.32)	$(3.93)	$(4.62)	$(0.89)
Net asset value — End of year	$44.99	$41.20	$39.96	$40.54	$54.69
Total Return(2)	14.23%	9.15%	8.77%	(18.63)%	37.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$527,165	$499,909	$496,108	$540,881	$838,973
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.96%(4)	0.96%(4)	0.96%(4)	0.96%(4)	0.96%
Net investment income	2.80%	2.58%	3.18%	2.59%	1.79%
Portfolio Turnover	9%	10%	13%	14%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended June 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the year ended June 30, 2025, the Fund received approximately $1,267,000 from Poland for EU reclaims and interest thereon. Such amounts are included in other income on the Statement of Operations. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2025 and June 30, 2024 was as follows:
	Year Ended June 30,
	2025	2024
Ordinary income	$16,427,792	$17,310,232
Long-term capital gains	$4,804,796	$10,018,358
During the year ended June 30, 2025, distributable earnings was decreased by $1,455,100 and paid-in capital was increased by $1,455,100 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of June 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 14,083,484
Undistributed long-term capital gains	7,770,268
Net unrealized appreciation	221,093,330
Distributable earnings	$242,947,082
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$305,176,162
Gross unrealized appreciation	$250,690,027
Gross unrealized depreciation	(26,479,791)
Net unrealized appreciation	$224,210,236
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2025, the investment adviser fee amounted to $2,241,380.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended June 30, 2025, the investment adviser fee paid was reduced by $738 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2025, the administration fee amounted to $2,490,423. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $43,666,233 and $67,001,693, respectively, for the year ended June 30, 2025.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	230,513	$ 9,640,481	493,482	$19,884,932
Issued to shareholders electing to receive payments of distributions in Fund shares	405,136	16,055,531	521,265	20,574,332
Redemptions	(1,053,484)	(43,959,874)	(1,295,278)	(52,045,394)
Net decrease	(417,835)	$(18,263,862)	(280,531)	$(11,586,130)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended June 30, 2025 were $579,425 and 5.75%, respectively.
7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $19,510,104  and $20,617,073, respectively. Collateral received was comprised of cash of $3,136,739 and U.S. government and/or agencies securities of $17,480,334. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,136,739	$ —	$ —	$ —	$3,136,739
The carrying amount of the liability for collateral for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2025.
8  Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $705,866, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,483,401	$22,750,367	$(23,527,902)	$ —	$ —	$705,866	$21,669	705,866
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 2,750,382	$ 46,322,418	$ 0	$ 49,072,800
Asia	10,555,305	251,661,919	167,765	262,384,989
Developed Europe	164,160	2,606,137	—	2,770,297
Emerging Europe	696,979	69,540,488	0	70,237,467
Latin America	83,584,764	620,904	0	84,205,668
Middle East	451,576	56,388,797	0	56,840,373
North America	4	—	—	4
Total Common Stocks	$ 98,203,170	$427,140,663**	$167,765	$525,511,598

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Rights	$ 29,270	$ 2,925	$ —	$ 32,195
Short-Term Investments:
Affiliated Fund	705,866	—	—	705,866
Securities Lending Collateral	3,136,739	—	—	3,136,739
Total Investments	$102,075,045	$ 427,143,588	$167,765	$529,386,398
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended June 30, 2025, the Fund designates approximately $8,958,569, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended June 30, 2025, the Fund paid foreign taxes of $1,950,976 and recognized foreign source income of $19,073,248.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $8,492,707 or, if subsequently determined to be different, the net capital gain of such year.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2024 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

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EITEX-NCSR    6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: August 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: August 26, 2025